Note 6 - Vessels and Advances, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Vessels and advances, net [Text block]
6.
Vessels and advances, net:

 The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2018	$2,595,768	$(1,016,259)	$1,579,509
Depreciation	-	(82,434)	(82,434)
Vessel acquisitions, advances and other vessels’ costs	723,544	-	723,544
Disposals, transfers and other movements	(20,001)	6,168	(13,833)
Balance, December 31, 2018	$3,299,311	$(1,092,525)	$2,206,786
Depreciation	-	(102,101)	(102,101)
Vessel acquisitions, advances and other vessels’ costs	371,978	-	371,978
Disposals, transfers and other movements	(97,538)	52,705	(44,833)
Balance, December 31, 2019	$3,573,751	$(1,141,921)	$2,431,830

During the year ended
December 31, 2019,
the Company prepaid the outstanding balances of Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co. finance lease liabilities (Note
11
) and acquired back the
2014
-built,
9,403
TEU
MSC Azov
,
MSC Ajaccio
and
MSC Amalfi
. At the same year, the Company agreed to acquire
four
secondhand containerships. During the year ended
December 31, 2019,
the Company took delivery of
three
of the aforementioned vessels the
2010
-built,
4,258
TEU
Volans
and
Vulpecula
(ex.
JPO Vulpecula
) and the
2009
-built,
4,258TEU
Vela
. The
fourth
vessel, the
JPO Virgo
, was delivered in
January 2020 (
Note
21
(d)).

During the year ended
December 31, 2018,
the Company acquired
six
secondhand containerships,
Michigan
,
Trader
,
Megalopolis
,
Marathopolis
,
Maersk Kleven
and
Maersk Kotka
, with an aggregate capacity of
28,602
TEU.

On
November 12, 2018,
the Company purchased from York (Notes
8
and
9
) its
60%
of the equity interest in the companies owning the containerships
Triton
,
Titan
,
Talos
,
Taurus
and
Theseus
, with an aggregate capacity of
72,120
TEU, thus becoming sole shareholder of the container vessels (Note
9
).
Any favorable lease terms associated with these vessels were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition, amounting to
$1,439
in the aggregate, current and non-current portion (Note
12
). Management accounted for this acquisition as an asset acquisition under ASC
805
“Business Combinations”.

In
May 2018,
the Company ordered
five
newbuild vessels from a shipyard, each with approximately
12,690
TEU capacity. The
five
newbuild vessels are expected to be delivered between the
third
quarter of
2020
and the
second
quarter of
2021
and upon delivery, they will commence a
ten
-year time charter with their charterers. In
August 2018,
the Company entered into financing agreements
with a financial institution
for the
five
newbuild containerships (Note
10
).

During the year ended
December 31, 2018,
the Company sold for demolition the vessels
Itea
and
MSC Koroni
and recognized an aggregate loss of
$3,071,
which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2018
consolidated statement of income. On
December 28
,
2018,
the Company decided to make arrangements to sell the vessel
MSC Pylos
. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the vessel
MSC Pylos
as “held for sale” were met. As of
December 31, 2018,
the amount of
$4,838,
separately reflected in Vessel held for sale in the
2018
consolidated balance sheet, represents the fair market value of the vessel based on the vessel’s estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessel and the vessel’s carrying value (including the unamortized balance of its dry-docking cost), amounting to
$101,
was recorded in the year ended
December 31, 2018,
and is separately reflected as Loss on vessel held for sale in the
2018
consolidated statement of income.

During the year ended
December 31, 2019,
the Company sold the vessels
MSC Pylos
,
Piraeus
,
Sierra II
(ex.
MSC Sierra II
),
Reunion
(ex.
MSC Reunion
) and
Namibia II
(ex.
MSC Namibia
II) and recognized an aggregate loss of
$19,589,
which is separately reflected in Loss on sale / disposal of vessels, net in the accompanying
2019
consolidated statement of income. On
December 26
,
2019
and
December 31, 2019,
the Company decided to make arrangements to sell the vessels
Neapolis
and
Zagora
, respectively. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC
360
-
10
-
45
-
9,
for the classification of the
two
vessels as “held for sale” were met. As of
December 31, 2019,
the amount of
$4,908,
separately reflected in Vessels held for sale in the
2019
consolidated balance sheet, represents the fair market value of the vessels based on the vessels’ estimated sale price, net of commissions (Level
2
inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessels and the vessels’ carrying value, amounting to
$2,495,
was recorded in the year ended
December 31, 2019,
and is separately reflected as Loss on vessels held for sale in the accompanying
2019
statement of income.

During the year ended
December 31, 2019,
the Company recorded an impairment loss in relation to
two
of its vessels in the amount of
$3,042
(including
$1,548
transferred from Deferred charges, net (Note
7
)), in the aggregate, and is separately reflected in Vessels impairment loss in the
2019
consolidated statement of income.

Forty-
five
of the Company’s vessels, with a total carrying value of
$1,653,517
as of
December 31, 2019,
including the vessels held for sale discussed above, have been provided as collateral to secure the long-term debt discussed in Note
10.
This excludes the
four
vessels under the sale and leaseback transaction described in Note
11,
the
five
newbuild vessels discussed above, the
five
vessels acquired under the Share Purchase Agreement (Note
9
) with York and
six
unencumbered vessels.